Document And Entity Information	12 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer